UNCERTAIN TAX POSITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statute of limitations period (in years)	3 years	3 years
Local tax authority
Potential tax liability	$ 0	$ 0